Basis of Preparation of the Half-Year Financial Statements and Accounting Policies (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	[1],[2]
Disclosure of initial application of standards or interpretations [line items]
Other revenues	€ 1,452	€ 1,529
Argentina
Disclosure of initial application of standards or interpretations [line items]
Cumulative consumer price inflation rate	100.00%
Turkey
Disclosure of initial application of standards or interpretations [line items]
Cumulative consumer price inflation rate	100.00%

[1]	(a) Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.